BIOLOGICAL ASSETS (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Beginning Balance	$ 1,566,822	$ 1,199,519	$ 1,188,552
Increase in biological assets due to capitalized costs	1,057,764	6,792,298	5,630,863
Change in FVLCTS due to biological transformation	686,867	3,355,797	3,278,572
Transferred to inventory upon harvest	(1,588,111)	(9,780,792)	(8,898,468)
Ending Balance	$ 1,723,342	$ 1,566,822	$ 1,199,519